Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 274,785	$ 283,100
Investment securities:
Held to maturity (Market value of $2,400 on December 31, 2013 and $2,400 on December 31, 2012)	2,400	2,400
Available for sale (Amortized cost of $5,372,594 on December 31, 2013 and $5,423,189 on December 31, 2012)	5,304,579	5,525,015
Total investment securities	5,306,979	5,527,415
Loans	5,199,235	4,775,004
Less allowance for probable loan losses	(70,161)	(58,193)
Net loans	5,129,074	4,716,811
Bank premises and equipment, net	504,842	481,287
Accrued interest receivable	30,654	31,034
Other investments	388,563	372,739
Identified intangible assets, net	3,186	7,819
Goodwill	282,532	282,532
Other assets	158,862	179,936
Total assets	12,079,477	11,882,673
Deposits:
Demand - non-interest bearing	2,666,510	2,465,750
Savings and interest bearing demand	2,925,612	2,867,151
Time	2,651,303	2,954,312
Total deposits	8,243,425	8,287,213
Securities sold under repurchase agreements	957,381	1,129,679
Other borrowed funds	1,223,950	749,027
Junior subordinated deferrable interest debentures	190,726	190,726
Other liabilities	39,587	90,320
Total liabilities	10,655,069	10,446,965
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 95,743,592 shares on December 31, 2013 and 95,724,517 shares on December 31, 2012	95,744	95,725
Surplus	163,947	163,287
Retained earnings	1,467,000	1,369,543
Accumulated other comprehensive income (loss) (including $(5,646) on December 31, 2013 and $(6,811) on December 31, 2012 of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	(43,774)	65,662
Total shareholders' equity before treasury stock	1,682,917	1,694,217
Less cost of shares in treasury, 28,537,180 shares on December 31, 2013 and December 31, 2012	(258,509)	(258,509)
Total shareholders' equity	1,424,408	1,435,708
Total liabilities and shareholders' equity	$ 12,079,477	$ 11,882,673